Other Financial Instruments and Fair Value Measurements (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2015	Mar. 20, 2015	Feb. 02, 2015	Apr. 30, 2014
Other Financial Instruments and Fair Value Measurements (Textual) [Abstract]
Company's Municipal bond mature in 2016	$ 0.9
Company's Municipal bond mature in 2017	1.3
Company's Municipal bond mature in 2018	1.1
Company's Municipal bond mature in 2019	3.0
Company's Municipal bond mature in 2020 and beyond	$ 31.6
Money market funds maturity period	Three months of less
Debt Instrument, Face Amount		$ 3,700.0
Interest rate contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gross contract notional amount	$ 0.0		$ 1,100.0	$ 750.0